Material Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Primary Subsidiaries
The Company’s principal subsidiaries are as follows:

		2026	2025
Entity	Jurisdiction	Percentage Ownership	Percentage Ownership

Alithya Canada Inc.	Quebec, Canada	100%	100%
Alithya Consulting Inc.	Quebec, Canada	100%	100%
XRM Vision Inc. (a)	Quebec, Canada	—	100%
Alithya Digital Technology Corporation	Ontario, Canada	100%	100%
Alithya USA, Inc.	Delaware, USA	100%	100%
Alithya Financial Solutions, Inc.	Delaware, USA	100%	100%
Alithya Enterprise Solutions, LLC (formerly Alithya Ranzal LLC)	Delaware, USA	100%	100%
Alithya Zero2Ten, Inc. (a)	Delaware, USA	—	100%
Alithya USA Consulting Services, LLC (formerly Alithya Fullscope Solutions, Inc.)	Delaware, USA	100%	100%
Vitalyst, LLC (a)	Delaware, USA	—	100%
Datum Consulting Group, LLC (b)	Indiana, USA	—	100%
Alithya France SAS	France	100%	100%
DCG Team UK Limited (b)	United Kingdom	—	100%
Alithya Numérique Maroc SARLAU	Morocco	100%	100%
XRM Vision Maroc SARLAU	Morocco	100%	100%
Datum Cybertech India Pvt Ltd. (b)	India	—	100%
eVerge Interests, Inc. (note 4) (a)	Delaware, USA	—	—
eVerge Software and Technology Services Pvt Ltd.	India	100%	—

(a)As at March 31, 2026, those subsidiaries were either liquidated, dissolved, amalgamated or transferred all of their assets and liabilities to other companies of Alithya.
(b)As at March 31, 2026, those subsidiaries were divested as part of the Datum Transaction (note 4).
Investment in an associate
An associate is an entity in which the Company has the ability to exercise significant influence over the financial and operating policies. The investment in an associate is accounted for using the equity method of accounting. Under the equity method of accounting, the investment is initially recorded at cost, and the carrying amount is increased or decreased to recognize the Company’s share of the investee’s net profit or loss, including its proportionate share of the investee’s Other comprehensive income, subsequent to the date of acquisition. As at March 31, 2026, the Company has a 24.5% investment in Medivra Holdings LLC (note 4).
TRANSLATION OF FOREIGN CURRENCIES

Summary of Depreciation Method of Property and Equipment	Property and equipment are recorded at cost and amortized over their estimated useful lives, using the following methods:

	Method	Rates
Furniture, fixtures and equipment	Straight line	5 years
Computer equipment	Straight line	3 years
Leasehold improvements	Straight line	Over the term of the lease

As at	March 31, 2026				March 31, 2025
	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$	$	$	$
Opening cost	1,746	8,857	6,038	16,641	1,572	7,359	5,982	14,913
Additions	—	1,313	104	1,417	59	1,143	—	1,202
Additions through business acquisitions (note 4)	—	62	—	62	19	41	—	60
Disposals / retirements	(264)	(1,149)	(177)	(1,590)	—	—	—	—
Disposal through divestiture (note 4)	(6)	(305)	—	(311)	—	—	—	—
Foreign currency translation adjustment	(38)	(163)	(5)	(206)	96	314	56	466
Ending cost	1,438	8,615	5,960	16,013	1,746	8,857	6,038	16,641
Opening accumulated depreciation	1,284	6,947	4,450	12,681	1,035	5,717	3,571	10,323
Depreciation expense	95	1,171	373	1,639	170	993	850	2,013
Disposals / retirements	(174)	(1,248)	(177)	(1,599)	—	—	—	—
Disposal through divestiture (note 4)	(2)	(174)	—	(176)	—	—	—	—
Foreign currency translation adjustment	(26)	(158)	(8)	(192)	79	237	29	345
Ending accumulated depreciation	1,177	6,538	4,638	12,353	1,284	6,947	4,450	12,681
Net carrying amount	261	2,077	1,322	3,660	462	1,910	1,588	3,960

Summary of Amortization Method of Intangible Assets	The Company amortizes its intangible assets using the straight-line method as follows:

	Method	Period
Customer relationships	Straight line	1 - 13 years
Software	Straight line	3 years
Tradenames	-	Indefinite
Non-compete agreements	Straight line	3 - 10 years

As at	March 31, 2026					March 31, 2025
	Customer relationships	Software	Tradenames (a)	Non-compete agreements	Total	Customer relationships	Software	Tradenames (a)	Non-compete agreements	Total
	$	$	$	$	$	$	$	$	$	$
Opening cost	175,492	16,833	3,020	8,806	204,151	163,297	15,866	2,844	7,738	189,745
Additions, purchased	—	—	—	—	—	—	116	—	—	116
Additions through business acquisition (note 4)	6,527	24	—	344	6,895	7,800	300	—	1,600	9,700
Additions, internally generated	—	316	—	—	316	—	123	—	—	123
Disposals / retirements	(3,058)	(46)	—	(6,289)	(9,393)	(424)	(338)	—	(810)	(1,572)
Disposals through divestiture (note 4)	(9,185)	(10,918)	(2,879)	(548)	(23,530)	—	—	—	—	—
Foreign currency translation adjustment	(2,496)	(414)	(141)	(144)	(3,195)	4,819	766	176	278	6,039
Ending cost	167,280	5,795	—	2,169	175,244	175,492	16,833	3,020	8,806	204,151
Opening accumulated amortization	107,441	15,206	—	7,054	129,701	91,530	10,578	—	6,364	108,472
Amortization	16,895	1,253	—	488	18,636	13,321	4,361	—	1,244	18,926
Impairment loss (notes 4, 9)	3,543	—	1,225	137	4,905	—	—	—	—	—
Disposals / retirements	(3,058)	—	—	(6,289)	(9,347)	(424)	(338)	—	(810)	(1,572)
Disposals through divestiture (note 4)	(9,185)	(10,918)	(1,218)	(548)	(21,869)	—	—	—	—	—
Foreign currency translation adjustment	(1,582)	(371)	(7)	(138)	(2,098)	3,014	605	—	256	3,875
Ending accumulated amortization	114,054	5,170	—	704	119,928	107,441	15,206	—	7,054	129,701
Net carrying amount	53,226	625	—	1,465	55,316	68,051	1,627	3,020	1,752	74,450

(a) Tradenames are allocated to the Industry Solutions CGU for the purpose of impairment testing.